Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based On:			Adjusted
	Summary		Compensation	Compensation		Peer Group		Operating
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Income
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	(AOI)
	PEO(1)	to PEO(2)	NEOs(3)	NEOs(2)	Return(4)	Return(4)	(millions)	(millions)(5)
Year	($)	($)	($)	($)	($)	($)	($)	($)
2025	$7,873,810	$12,519,064	$1,903,744	$2,813,197	$227	$197	$522	$803
2024	$7,494,364	$2,508,088	$1,879,793	$850,681	$169	$195	$623	$908
2023	$7,777,624	$23,136,960	$1,992,115	$4,896,225	$203	$162	$614	$889
2022	$6,267,186	($394,693)	$1,808,545	($29,434)	$85	$112	$556	$802
2021	$4,729,324	$10,763,416	$1,480,184	$3,562,736	$150	$147	$324	$485

(1)  Our PEO in 2025, 2024, 2023, 2022 and 2021 is Mr. Buck.

(2)  The amounts in this column reflect compensation as reported in the Summary Compensation Table, with the exception of equity awards. Equity award value adjustments are calculated in accordance with the SEC methodology for CAP for each year. Stock awards based on earnings per share and service are valued using the closing price of common stock on the valuation date and probable outcome of the performance condition. The value of stock options is calculated using a Black-Scholes model; the value of awards that vest based on our TSR performance relative to a peer group of companies is calculated using a Monte Carlo valuation model to represent the probable outcome and the closing price. Equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

A reconciliation of the amounts reported in the Summary Compensation Table and CAP to the individuals who served as PEO and NEOs in 2025 is shown in the table below.

Reconciliation of SCT Compensation to CAP	2025
	PEO	NEO average
Summary Compensation Table Total	$7,873,810	$1,903,744
Deduct Equity Awards:
Amounts reported in the “Stock Awards” column in the SCT for applicable FY	$5,657,285	$1,034,506
Amounts reported in the “Option Awards” column in the SCT for applicable FY	$0	$0
Add back: Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$6,194,748	$1,132,785
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$5,540,713	$1,048,047
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(1,432,922)	$(236,873)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0
Compensation Actually Paid (CAP)	$12,519,064	$2,813,197

(3)  Our non-PEO NEOs in 2025, 2024 and 2023 are Messrs. Kuhns, Raia, Viselli and Machado; in 2022 are Messrs. Kuhns, Machado, Raia, Mr. Franklin, who retired on October 1, 2024, and Mr. Peterson, who retired on September 30, 2022; and in 2021 are Messrs. Peterson, Machado, Raia, and Franklin.

(4)  The S&P Composite 1500 Building Products Index is used as our Total Shareholder Return peer group.

(5)  AOI dollars, which represents 30% of our AIP bonus, is our Company selected performance measure. A reconciliation of Operating Income as reported in our 10-K to AOI is shown in the table below.

Reconciliation of Reported Operating Income to AOI
Numbers in 000's	2021	2022	2023	2024	2025
Operating Income, as reported (see Annual 10K Report)	$476,419	$797,164	$878,825	$886,343	$791,934
Adjustments:
Non GAAP Charges related to M&A	$38,164	$7,974	$19,698	$31,109	$44,331
M&A not included in Business Plan	-$23,848	-$2,968	-$9,718	-$9,821	-$33,202
Cost of Legal Settlement	-$6,000	$0	$0	$0	$0
Adjusted Operating Income (AOI)	$484,735	$802,170	$888,805	$907,631	$803,063

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote

(1)  Our PEO in 2025, 2024, 2023, 2022 and 2021 is Mr. Buck.

(3)  Our non-PEO NEOs in 2025, 2024 and 2023 are Messrs. Kuhns, Raia, Viselli and Machado; in 2022 are Messrs. Kuhns, Machado, Raia, Mr. Franklin, who retired on October 1, 2024, and Mr. Peterson, who retired on September 30, 2022; and in 2021 are Messrs. Peterson, Machado, Raia, and Franklin.

Peer Group Issuers, Footnote	(4) The S&P Composite 1500 Building Products Index is used as our Total Shareholder Return peer group.
PEO Total Compensation Amount	$ 7,873,810	$ 7,494,364	$ 7,777,624	$ 6,267,186	$ 4,729,324
PEO Actually Paid Compensation Amount	$ 12,519,064	2,508,088	23,136,960	(394,693)	10,763,416
Adjustment To PEO Compensation, Footnote

A reconciliation of the amounts reported in the Summary Compensation Table and CAP to the individuals who served as PEO and NEOs in 2025 is shown in the table below.

Reconciliation of SCT Compensation to CAP	2025
	PEO	NEO average
Summary Compensation Table Total	$7,873,810	$1,903,744
Deduct Equity Awards:
Amounts reported in the “Stock Awards” column in the SCT for applicable FY	$5,657,285	$1,034,506
Amounts reported in the “Option Awards” column in the SCT for applicable FY	$0	$0
Add back: Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$6,194,748	$1,132,785
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$5,540,713	$1,048,047
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(1,432,922)	$(236,873)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0
Compensation Actually Paid (CAP)	$12,519,064	$2,813,197

Non-PEO NEO Average Total Compensation Amount	$ 1,903,744	1,879,793	1,992,115	1,808,545	1,480,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,813,197	850,681	4,896,225	(29,434)	3,562,736
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of the amounts reported in the Summary Compensation Table and CAP to the individuals who served as PEO and NEOs in 2025 is shown in the table below.

Reconciliation of SCT Compensation to CAP	2025
	PEO	NEO average
Summary Compensation Table Total	$7,873,810	$1,903,744
Deduct Equity Awards:
Amounts reported in the “Stock Awards” column in the SCT for applicable FY	$5,657,285	$1,034,506
Amounts reported in the “Option Awards” column in the SCT for applicable FY	$0	$0
Add back: Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$6,194,748	$1,132,785
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$5,540,713	$1,048,047
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$(1,432,922)	$(236,873)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0
Compensation Actually Paid (CAP)	$12,519,064	$2,813,197

Compensation Actually Paid vs. Total Shareholder Return	From 2021 to 2022, CAP and TopBuild TSR both decreased. For 2023, CAP and TopBuild TSR both increased. For 2024, CAP and TopBuild TSR both decreased. For 2025, CAP and TopBuild TSR both increased.
Compensation Actually Paid vs. Net Income

Over the 2021 to 2022 time period, CAP for TopBuild decreased. Over the same period, Company net income increased annually. For 2023, CAP and Company net income both increased. For 2024, CAP decreased while Company net income increased. For 2025, CAP increased while Company net income decreased.

Compensation Actually Paid vs. Company Selected Measure

Over the 2021 to 2022 time period, CAP for TopBuild decreased. Over the same period, AOI increased annually. For 2023, CAP and AOI both increased. For 2024, CAP decreased while AOI increased. For 2025, CAP increased while AOI decreased.

Total Shareholder Return Vs Peer Group	From 2021 to 2022, CAP and TopBuild TSR both decreased. For 2023, CAP and TopBuild TSR both increased. For 2024, CAP and TopBuild TSR both decreased. For 2025, CAP and TopBuild TSR both increased.
Total Shareholder Return Amount	$ 227	169	203	85	150
Peer Group Total Shareholder Return Amount	197	195	162	112	147
Net Income (Loss)	$ 522,000,000	$ 623,000,000	$ 614,000,000	$ 556,000,000	$ 324,000,000
Company Selected Measure Amount	803,063,000	907,631,000	888,805,000	802,170,000	484,735,000
PEO Name	Mr. Buck
Operating Income	$ 791,934,000	$ 886,343,000	$ 878,825,000	$ 797,164,000	$ 476,419,000
Non GAAP Charges related to M&A	44,331,000	31,109,000	19,698,000	7,974,000	38,164,000
M&A not included in Business Plan	(33,202,000)	(9,821,000)	(9,718,000)	(2,968,000)	(23,848,000)
Cost of Legal Settlement	$ 0	$ 0	$ 0	$ 0	$ (6,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income, as adjusted (AOI)
Non-GAAP Measure Description	(5) AOI dollars, which represents 30% of our AIP bonus, is our Company selected performance measure. A reconciliation of Operating Income as reported in our 10-K to AOI is shown in the table below.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Working Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Safety Incident Rate
Measure:: 5
Pay vs Performance Disclosure
Name	Earnings Per Share (EPS)
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,194,748
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,540,713
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,432,922)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amounts reported in the "Stock Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,657,285)
PEO | Amounts reported in the "Option Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,132,785
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,048,047
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,873)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amounts reported in the "Stock Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,034,506)
Non-PEO NEO | Amounts reported in the "Option Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0